STOCK-BASED COMPENSATION (Details) - $ / shares				6 Months Ended	12 Months Ended
	Jan. 02, 2019	Jun. 01, 2018	May 01, 2018	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Jun. 01, 2019
Stock-based Compensation Details 1
Number of Stock Options Granted	1,000,000	67,500,000	500,000	1,000,000	68,000,000
Expected dividend yield					0.00%	0.00%
Expected stock price volatility	126.37%	145.21%	145.21%		145.20%	127.20%
Risk-free interest rate	2.51%	2.675%	2.74%		2.70%	1.71%
Expected life of options	3 years 9 months	4 years 3 months	4 years 3 months		7 years	4 years
Weighted-average grant date fair value					$ 0.065	$ 0.022
Stock Price	$ 0.045		$ 0.065				$ 0.075
Exercise Price	$ 0.045		$ 0.065				$ 0.075